LOAN COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Unused Commitments [Table Text Block]
At June 30, 2014 and 2013, the Banks had the following outstanding loan commitments:

(in thousands)	2014	2013
Unused commitments:
Revolving, open-end lines secured by real estate	$8,543	$9,026
Commitments to fund real estate construction loans	2,205	1,284
Other unused commitments:
Commercial and industrial loans	1,379	2,126
Other	1,259	866
Letters of credit	—	16
	$13,386	$13,318